Supplement dated January 7, 2019 to the following Prospectuses dated May 1, 2018:

•  Variable Universal Life Defender® Insurance Prospectus

•  ML Premier Variable Universal Life Insurance Prospectus

Variable Universal Life Defender® Insurance Prospectus:

The following table replaces the Growth Cap and Participation Rate tables on Page 23 of the Prospectus:

Growth Caps

Index segment created or resulting from a transfer from a prior segment in:	Indexed Account A	Indexed Account B
May 2015 through April 2018	9.00%	6.00%
May 2018 through January 2019	8.25%	5.75%
February 2019 and later	8.00%	5.25%

Participation Rates

Participation rate for index segments created or resulting from a transfer from a prior segment in:
May 2015 and later	100%	140%
Guaranteed participation rate	100%	140%

ML Premier Variable Universal Life Insurance Prospectus:

The following table replaces the Growth Cap and Participation Rate tables on Page 23 of the Prospectus:

	Index segment created or resulting from a transfer from a prior segment in:	Indexed Account A	Indexed Account B	Indexed Account 1	Indexed Account 2
	May 2013 through April 2015	12.00%	7.50%	18.00%	No Limit
Growth Caps	May 2015 through May 2016	11.00%	6.50%	18.00%	No Limit
	June 2016 through April 2018	10.50%	6.50%	18.00%	No Limit
	May 2018 through January 2019	9.75%	6.25%	17.00%	No Limit
	February 2019 and later	9.25%	6.25%	14.00%	No Limit
	Participation rate for indexed segments created or resulting from a transfer from a prior segment in:
	May 2014 to April 2015	100%	140%	100%	90%
Participation	May 2015 to April 2018	100%	140%	100%	90%
Rates	May 2018 through January 2019	100%	140%	100%	85%
	February 2019 and later	100%	140%	100%	75%
	Guaranteed participation rate	100%	140%	100%	50%

F93089 01-2019